Short-Term Borrowings and Long-Term Loan (Long-Term Bank Loans Maturity) (Details) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fiscal 2017	¥ 3,300	$ 475